Finance lease receivables (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of quantitative information about leases for lessor [abstract]
Disclosure of lease receivables

	2022			2021
	Total future minimum payments	Unearned finance income	Present value	Total future minimum payments	Unearned finance income	Present Value
	£m	£m	£m	£m	£m	£m
Lease receivables:
No later than one year	211	(24)	187	409	(20)	389
One to two years	214	(26)	188	251	(19)	232
Two to three years	207	(21)	186	187	(17)	170
Three to four years	117	(16)	101	177	(13)	164
Four to five years	100	(13)	87	90	(9)	81
Later than one year and no later than five years	638	(76)	562	705	(58)	647
Later than five years	457	(50)	407	556	(33)	523
At 31 Dec	1,306	(150)	1,156	1,670	(111)	1,559